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3 Year Morningstar Rating*

ALL AMERICAN EQUITY FUND

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ALL AMERICAN EQUITY FUND

THE ALL AMERICAN EQUITY FUND
         You might be surprised by what investing a little each month with our ABC Investment Plan(R) can do for your future. The All American Equity Fund invests in the stocks of leading American blue chip companies which demonstrate strong earnings, maintain leading market positions and possess significant growth potential. When you invest in the All American Equity Fund, you benefit from professional money management, stock diversification and instant liquidity.

THE ABC'S OF BUILDING WEALTH
         At  U.S.  Global  Investors,   we  believe  everyone  should  have  the
opportunity to invest. That's why we created the easy and affordable ABC Investment Plan(R). The plan enables you to Automatically Build Capital with a low initial investment of $100 and regular minimum monthly investments of $30 or more.

DO IT TODAY
         With an investment of only $1 a day in the All American Equity Fund, you invest in some of America's leading companies, such as Coca Cola, Microsoft, Kodak and Boeing, which are currently in the portfolio. Only $1 a day--chances are you won't even miss it. And it can really add up over time.

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MONTHLY INVESTING
         With our ABC Investment Plan(R) the minimum investment is $30 per month. But to maximize your opportunities for financial growth, invest as much as you can afford on a monthly basis. The more you save now, the better off you could be in the future. If you commit to investing $100 a month, in 30 years, assuming a 12% annual rate of return, you could have almost $350,000.

DOLLAR COST AVERAGING
         By investing the same dollar amount each month, you take advantage of dollar cost averaging: you buy fewer shares when the market is high and more when it's low. Dollar cost averaging does not guarantee that you will realize a profit or protect against a loss. And, like any investment program, if you sell when the market is low you may incur a loss. On the other hand, dollar cost averaging is a proven method of reducing the chance that you buy all of your shares at the top of the market. You don't have to try to "time the market"-- and the plan keeps you investing regularly.

GET STARTED
         Our ABC Investment Plan(R) will get you investing. Simply complete the enclosed application and return it in the postage-paid envelope. If you have questions regarding the application, please call one of our Investor Representatives toll-free at 1-800-US-FUNDS.

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o   YES!  I need to  learn  more  about  the  benefits  of the All
    American Equity Fund. Please rush me a FREE investment guide today.

o   Please enclose an IRA investment guide.

Name____________________________________________________________________________

Address_________________________________________________________________________

City, State_____________________________________________________________________

Zip Code___________________________________________   [Graphics:  USGI Logo]

Daytime Phone______________________________________

For immediate service,
call 1-800-557-2297, ext. 240.  AA305


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Give this card to a friend or  relative  who might  want to learn more about the
All American Equity Fund.    [Graphics:  Background Picture of American Flag]
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o   YES!  I need to  learn  more  about  the  benefits  of the All
    American Equity Fund. Please rush me a FREE investment guide today.

o   Please enclose an IRA investment guide.

Name____________________________________________________________________________

Address_________________________________________________________________________

City, State_____________________________________________________________________

Zip Code___________________________________________   [Graphics:  USGI Logo]

Daytime Phone______________________________________

For immediate service,
call 1-800-557-2297, ext. 240.  AA305


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                                                                    NO POSTAGE
                                                                     NECESSARY
                                                                     IF MAILED
                                                                      IN THE
                                                                   UNITED STATES
BUSINESS REPLY MAIL
FIRST-CLASS MAIL PERMIT NO.394 SAN ANTONIO TX
         POSTAGE WILL BE PAID BY ADDRESSEE

                  US GLOBAL INVESTORS
                  PO BOX 781234
                  SAN ANTONIO TX 78278-9971


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Call 1-800-557-2297,ext. 240.    [Graphics: Background picture of American flag]
--------------------------------------------------------------------------------

                                                                    NO POSTAGE
                                                                     NECESSARY
                                                                     IF MAILED
                                                                      IN THE
                                                                   UNITED STATES
BUSINESS REPLY MAIL
FIRST-CLASS MAIL PERMIT NO.394 SAN ANTONIO TX
         POSTAGE WILL BE PAID BY ADDRESSEE

                  US GLOBAL INVESTORS
                  PO BOX 781234
                  SAN ANTONIO TX 78278-9971


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U.S. GLOBAL INVESTORS, INC.  is a registered investment  advisor founded in 1968 and based in San Antonio, Texas. We manage 15 no-load mutual funds, ranging from money market funds to diverse emerging market funds. We have thirty years' experience managing money and serving shareholder needs.

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FOR MORE  COMPLETE  INFORMATION  ABOUT US  GLOBAL  INVESTORS'  FUNDS,  INCLUDING
CHARGES  AND   EXPENSES,   CALL   1-800-US-FUNDS   OR  VISIT  OUR  WEB  SITE  AT
WWW.USFUNDS.COM FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.




Past performance is no guarantee of future results. Investment returns and principle will fluctuate so that you may have a gain or loss when you sell shares.

Morningstar uses a proprietary rating system to show historical, riskadjusted performance. These ratings may change monthly and are calculated from the funds' one-,three-, five-, and ten-year (when available) average annual returns in excess of 90-day Treasury bill returns, with an appropriate adjustment for fees and expenses and with a risk factor reflecting the funds' performance below 90 day Treasury bill returns. The one-year ranking is calculated using the same methodology but is not a component of the overall ranking. Morningstar awards five stars to funds in the top 10% of their category, four stars to funds in the next 22.5%, three stars to the next 35%, two stars to the next 22.5%, and one star in the bottom 10%. Morningstar awarded the All American Equity Fund five, four, and two stars out of 2454,1462 and 707 funds for the 3- year, 5-year, and 10-year periods ended 6/30/98, respectively.